Provisions and other non-current liabilities - Provisions and other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accrued liability for employee benefits:
Defined benefit pension plans	$ 198	$ 221
Other post-employment benefits	208	213
Other long-term employee benefits and deferred compensation	205	184
Provisions for litigation and other legal matters	0	0
Contingent consideration	96	90
Deferred income	86	32
Other non-current liabilities	32	44
Total provisions and other non-current liabilities	$ 825	$ 784